Tax	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Tax	9 Tax
(a) Tax expense

	2024	2023	2022
	$m	$m	$m
Current tax
UK corporation tax on profit for the year	40.2	38.9	19.0
Foreign corporation tax on profit for the year	43.1	23.1	4.8
Total UK and Foreign corporation tax	83.3	62.0	23.8

Adjustment in respect of prior years:
UK corporation tax	0.2	0.9	0.8
Foreign corporation tax	(0.1)	1.0	(0.1)
Total adjustments in respect of prior years	0.1	1.9	0.7
	83.4	63.9	24.5
Deferred tax
Origination and reversal of temporary differences	(5.3)	(9.3)	(1.0)
Adjustment in respect of prior years – other	(0.3)	0.6	(0.1)
	(5.6)	(8.7)	(1.1)
Tax expense for the year	77.8	55.2	23.4

Deferred tax charge relating to items recognised in OCI
Items that may be reclassified subsequently to profit and loss	(7.9)	0.3	0.5
Items that will not be recycled to profit and loss	(3.1)	(1.4)	(1.5)
	(11.0)	(1.1)	(1.0)
Current tax expense relating to items recognised in Equity	(0.9)	—	—
Deferred tax expense relating to items recognised in Equity	(12.8)	(2.4)	—
(b) Reconciliation between tax expense and profit before tax
The Group’s reconciliation between the tax expense and profit before tax is based on its domestic
UK tax rate. The tax assessed for the year is higher (2023: higher; 2022: higher) than the standard rate of corporation tax in the UK of 25% (2023: 23.5%; 2022: 19.0%). This is primarily driven by material non-
deductible acquisition and IPO preparation expenses incurred during the year, offset by deductions taken in respect of the Group's AT1 securities issuance in June 2022. Under IAS12, whilst the coupon on the
AT1 is accounted for in equity, the related tax relief is recognised in the Income Statement which generates a material tax reconciling item. The headline rate of UK corporation tax increased from 19% to
25% on 1 April 2023 which results in a blended effective rate of 23.50% for 2023 and 25% for 2024 and future periods.
The Group’s future tax expense will be sensitive to the geographic mix of profits earned, the tax rates in force and changes to the tax rules in the jurisdictions in which the Group operates.

	2024	2023	2022
	$m	$m	$m
Profit before tax	295.8	196.5	121.6

Expected tax expense based on the standard rate of corporation tax in the UK of 25% (2023: 23.50%; 2022: 19.0%)	73.9	46.2	23.1
Explained by:
Effect of overseas tax rates	2.2	0.7	1.0
Income not subject to tax	(0.5)	(0.7)	(0.2)
Expenses not deductible for tax purposes	6.4	4.7	4.2
Non-deductible goodwill adjustments	—	2.5	(2.3)
Movements in deferred tax not recognised	(0.7)	2.9	(1.0)
Deductible payments on AT1 securities	(3.3)	(3.1)	(1.3)
Tax rate change	—	(0.5)	(0.8)
Prior year adjustments	(0.2)	2.5	0.7
Tax expense for the year	77.8	55.2	23.4
(c) Impact of Pillar II model rules on the group
In December 2021, the OECD released the Pillar Two model rules, also referred to as the ‘Global
Anti-Base Erosion’ or ‘GLOBE’ rules. Several jurisdictions in which the Group operates have adopted the
OECD rules including the UK and France who have both transposed the rules into their respective tax legislation effective for years beginning on or after 31 December 2023.The Group is expected to meet the criteria to be subject to these rules. The Group currently has trading operations in the following low tax jurisdictions with an IAS 12 Effective Tax Rate ('ETR') below 15%: Ireland and the UAE. Ireland and the
UAE are both subject to tax at a headline rate of less than 15% and as such we will be required to make a top-up payment in both jurisdictions to bring the effective tax rate up to 15%. The impact of these is set out below for the year ended 31 December 2024.

2024
$m
Ireland	0.1
United Arab Emirates	0.7
Total current tax expense related to Pillar II	0.8